Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Service Agreements
Related Party Transactions
Sales of goods and services	€ 7,968	€ 12,033	€ 41,614
Purchases of goods and services	99,589	128,616	121,097
Balances
Accounts receivable	21,046	52,041
Accounts payable	3,366	16,077
Accrued expenses	11,581	5,172
Products
Related Party Transactions
Sales of goods and services	70,875	72,500	66,800
Purchases of goods and services	404,168	462,436	485,313
Balances
Accounts receivable	19,890	23,535
Accounts payable	51,362	76,988
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	241	136	361
Purchases of goods and services	24,106	40,478	38,010
Balances
Accounts receivable	83	10
Accounts payable	196	1,778
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	1,535	3,324	5,164
Purchases of goods and services	75,465	87,984	83,087
Balances
Accounts receivable	1,555	589
Accounts payable	3,170	14,299
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	70,875	72,500	66,800
Purchases of goods and services	22,785	25,148	22,240
Balances
Accounts receivable	19,890	23,535
Accounts payable	7,818	9,585
Fresenius SE affiliates | Products | Increase (decrease) due to adjustments of prior periods
Related Party Transactions
Purchases of goods and services		(19,373)	(17,165)
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	6,192	8,573	36,089
Purchases of goods and services	18	154
Balances
Accounts receivable	19,408	51,442
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	381,383	437,288	€ 463,073
Balances
Accounts payable	€ 43,544	€ 67,403